UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 20, 2018 to December 17, 2018

Commission File Number of issuing entity:	333-201743-02

Central Index Key Number of issuing entity:	0001653542

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-201743

Central Index Key Number of depositor:	0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001102113
0001541557
0001548567
0001682532

Bank of America, National Association
Morgan Stanley Mortgage Capital Holdings LLC
CIBC Inc.
Starwood Mortgage Funding III LLC
(Exact name of sponsor(s) as specified in its charter)

W. Todd Stillerman (980) 388-7451
(Name and telephone number, including area code, of the person to contact in connection with this filing)

NY
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3981653
38-3981654
38-3981655
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

312-332-7458
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-SB	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-5	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
X-D	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
C	☐	☐	☒	_______
D	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION ITEM
1. Distribution and Pool Performance Information.
On December 17, 2018 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on November 14, 2018. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on November 14, 2018. The CIK number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on November 02, 2018. The CIK number of CIBC Inc. is 0001548567.

Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 07, 2018. The CIK number for Starwood Mortgage Funding III LLC is 0001682532.

PART II - OTHER INFORMATION ITEM
Item 2. Legal Proceedings.

Disclosure from U.S. Bank National Association, as Trustee:

“Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above. Previously, U.S. Bank disclosed that the most substantial case was: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.) (collectively, the “BlackRock cases”). U.S. Bank has entered into a settlement agreement that will resolve the BlackRock cases following approval of the dismissals by the applicable court. Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.”

Item 9. Other Information.
Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date: November 19, 2018	$202,200.00
Current Distribution Date: December 17, 2018	$215,050.00

*REO Account Balance
Prior Distribution Date: November 19, 2018	$0.00
Current Distribution Date: December 17, 2018	$0.00

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: November 19, 2018	$0.00
Current Distribution Date: December 17, 2018	$2,421.76

Interest Reserve Account Balance
Prior Distribution Date: November 19, 2018	$0.00
Current Distribution Date: December 17, 2018	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: November 19, 2018	$0.00
Current Distribution Date: December 17, 2018	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: November 19, 2018	$0.00
Current Distribution Date: December 17, 2018	$0.00

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, relating to the December 17, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

Date: December 20, 2018	/s/ Leland F. Bunch, III
Name: Leland F. Bunch, III
Title: President and Chief Executive Officer

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, relating to the December 17, 2018 distribution.